Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taxes
Opening balance	$ (9,945)	$ (5,918)
Recognized in the statement of income for the period	4,046	(876)
Recognized in shareholders’ equity	3,920	(2,559)
Translation adjustment	1,439	(602)
Use of tax loss carryforwards	(6)
Others	(2)	10
Closing balance	$ (548)	$ (9,945)